Common Stock (Tables)	12 Months Ended
Dec. 31, 2024
Common Stock [Abstract]
Schedule of Reserved Shares of Common Stock

The Company reserved shares of common stock, as adjusted for the recapitalization (see Note 16), on an as-converted basis, for future issuance as follows:

	December 31, 2024	December 31, 2023
Conversion of Series A preferred stock	1,504,574	1,504,574
Conversion of Series B preferred stock	1,830,666	1,830,666
Conversion of Series C/C-1 preferred stock	2,843,075	2,843,075
Outstanding options under 2010 Plan	1,027,897	1,031,356
Issuance of options under the 2010 Plan	539,564	536,105
	7,745,776	7,745,776